Property, plant and equipment - Additional Information (Detail) $ in Millions	3 Months Ended
Mar. 31, 2020 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Non cash impairment charge	$ 763
Cardium [member]
Disclosure of detailed information about property, plant and equipment [line items]
Non cash impairment charge	702
Peace River CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Non cash impairment charge	58
Legacy CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment expenses (recovery)	(16)
Corporate assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Non cash impairment charge	$ 19